Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands							12 Months Ended
	Sep. 25, 2018	May 17, 2018	Sep. 11, 2017	May 16, 2017	May 17, 2016	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation - Civista BOD							$ 428	$ 426	$ 323
Expected future compensation expense							$ 408
Weighted average remaining life of grants related to unvested awards not yet recognized							2 years 1 month 2 days
Civista Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted	867	6,204	367	6,804	12,285	2,730
Share based compensation - Civista BOD	$ 21	$ 144	$ 8	$ 144	$ 130	$ 32
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares vesting service period							3 years
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance										375,000
Number of shares available for grant under stock option plan							269,168
Options granted							0	0
Share based compensation expense							$ 263	$ 274	323
Director retainer fees							165	$ 152	$ 162
Expected future compensation expense							$ 408
Weighted average remaining life of grants related to unvested awards not yet recognized							2 years 1 month 2 days